Exhibit 99.1

Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of February 2009

Collection Period Start	1-Feb-09	Distribution Date	16-Mar-09
Collection Period End	28-Feb-09	30/360 Days	30
Beg. of Interest Period	17-Feb-09	Actual/360 Days	27
End of Interest Period	16-Mar-09

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		550,081,594.75	459,024,712.04	449,735,238.83	0.8175791
Total Securities		550,081,594.75	459,024,712.04	449,735,238.83	0.8175791
Class A-1 Notes	2.814500%	77,100,000.00	0.00	0.00	0.0000000
Class A-2a Notes	4.270000%	98,000,000.00	90,093,788.99	84,831,544.05	0.8656280
Class A-2b Notes	2.011250%	75,000,000.00	68,949,328.30	64,922,100.03	0.8656280
Class A-3a Notes	5.140000%	155,000,000.00	155,000,000.00	155,000,000.00	1.0000000
Class A-3b Notes	2.661250%	70,000,000.00	70,000,000.00	70,000,000.00	1.0000000
Class A-4 Notes	5.560000%	22,724,000.00	0.00	0.00	0.0000000
Certificates and Residual Interest	0.000000%	52,257,594.75	74,981,594.75	74,981,594.75	1.4348459

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	5,262,244.94	320,583.73	53.6963769	3.2712626
Class A-2b Notes	4,027,228.27	104,005.75	53.6963769	1.3867433
Class A-3a Notes	0.00	663,916.67	0.0000000	4.2833334
Class A-3b Notes	0.00	139,715.63	0.0000000	1.9959376
Class A-4 Notes	0.00	0.00	0.0000000	0.0000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	9,289,473.21	1,228,221.78

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	6,749,986.26
Monthly Interest	2,687,910.92
Total Monthly Payments	9,437,897.18

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	635,605.00
Aggregate Sales Proceeds Advance	179,255.74
Total Advances	814,860.74

Vehicle Disposition Proceeds:
Reallocation Payments	1,207,446.36
Repurchase Payments	46,119.79
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	1,169,141.41
Excess Wear and Tear and Excess Mileage	4,153.72
Remaining Payoffs	0.00
Net Insurance Proceeds	217,397.17
Residual Value Surplus	3,248.73
Total Collections	12,900,265.10

Exhibit 99.1

Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of February 2009

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	24,398	510,836,562.96	9.25000%	459,024,712.04
Total Depreciation Received		(7,890,493.05)		(6,190,076.73)
Principal Amount of Gross Losses	(78)	(1,687,791.51)		(1,561,202.58)
Repurchase / Reallocation	(2)	(55,490.89)		(46,119.79)
Early Terminations	(22)	(474,623.68)		(432,265.50)
Scheduled Terminations	(56)	(1,116,547.62)		(1,059,808.61)
Pool Balance - End of Period	24,240	499,611,616.21	9.25000%	449,735,238.83

III. DISTRIBUTIONS

Total Collections					12,900,265.10
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					12,900,265.10

1. Net Swap Payment/Receipts					288,910.71
2. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
3. Reimbursement of Payment Advance					559,714.79
4. Reimbursement of Sales Proceeds Advance					321,338.32
5. Servicing Fee:
Servicing Fee Due					382,520.59
Servicing Fee Paid					382,520.59
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,552,484.41

6. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					320,583.73

Class A-2a Notes Monthly Interest Paid					320,583.73
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					104,005.75

Class A-2b Notes Monthly Interest Paid					104,005.75
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3a Notes Monthly Interest
Class A-3a Notes Interest Carryover Shortfall					0.00
Class A-3a Notes Interest on Interest Carryover Shortfall					0.00
Class A-3a Notes Monthly Available Interest Distribution Amount					663,916.67

Class A-3a Notes Monthly Interest Paid					663,916.67
Chg in Class A-3a Notes Int. Carryover Shortfall					0.00

Class A-3b Notes Monthly Interest
Class A-3b Notes Interest Carryover Shortfall					0.00
Class A-3b Notes Interest on Interest Carryover Shortfall					0.00
Class A-3b Notes Monthly Available Interest Distribution Amount					139,715.63

Class A-3b Notes Monthly Interest Paid					139,715.63
Chg in Class A-3b Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of February 2009

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	0.00

Class A-4 Notes Monthly Interest Paid	0.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,228,221.78
Total Note and Certificate Monthly Interest Paid	1,228,221.78
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	10,119,558.91

7. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	9,289,473.21

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	9,289,473.21
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

8. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	830,085.70

Exhibit 99.1

Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of February 2009

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		1,375,203.99
Required Reserve Account Amount		49,512,447.84
Beginning Reserve Account Balance		29,982,996.63
Additional Cash Infusion		0.00
Reinvestment Income for the Period		27,265.52
Reserve Fund Available for Distribution		30,010,262.15
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		830,085.70
Gross Reserve Account Balance		30,840,347.85
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		30,840,347.85

V. POOL STATISTICS

Weighted Average Remaining Maturity		18.05
Monthly Prepayment Speed		51%
Lifetime Prepayment Speed		56%

	$	units
Recoveries of Defaulted and Casualty Receivables	983,125.55
Securitization Value of Defaulted Receivables and Casualty Receivables	1,561,202.58	78
Aggregate Defaulted and Casualty Gain (Loss)	(578,077.03)
Pool Balance at Beginning of Collection Period	459,024,712.04
Net Loss Ratio	-0.1259%

Cumulative Net Losses for all Periods	0.7776%	4,277,694.35

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	7,277,433.83	375
61-90 Days Delinquent	2,354,978.15	124
91-120+ Days Delinquent	924,250.04	51
Total Delinquent Receivables:	10,556,662.02	550
60+ Days Delinquencies as Percentage of Receivables	0.71%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	541,413.40	41
Securitization Value	765,648.45
Aggregate Residual Gain (Loss)	(224,235.05)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	4,064,074.61	260
Cumulative Securitization Value	5,324,502.58
Cumulative Residual Gain (Loss)	(1,260,427.97)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		502,930.93
Reimbursement of Outstanding Advance		321,338.32
Additional Advances for current period		179,255.74
Ending Balance of Residual Advance		360,848.35

Beginning Balance of Payment Advance		1,553,046.66
Reimbursement of Outstanding Payment Advance		559,714.79
Additional Payment Advances for current period		635,605.00
Ending Balance of Payment Advance		1,628,936.87

Exhibit 99.1

Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of February 2009

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or
repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No